Inventories	6 Months Ended
Jun. 30, 2020
Inventories
Inventories

4.   Inventories

At June 30, 2020 and December 31, 2019, inventories consisted of the following:

Inventories

in € THOUS

	June 30,	December 31,
	2020	2019

Finished goods	1,054,637	940,407
Health care supplies	424,616	399,585
Raw materials and purchased components	240,789	227,654
Work in process	120,813	95,632
Inventories	1,840,855	1,663,278